ACCRUED WARRANTY COSTS (Tables)	12 Months Ended
Dec. 31, 2014
ACCRUED WARRANTY COSTS
Summary of movement of the Company's accrued warranty costs

	For the year ended December 31,
	2012	2013	2014
	$	$	$
Beginning balance	58,810,186	65,780,019	81,743,081
Warranty provision	12,467,698	16,587,011	21,657,158
Warranty costs incurred or claimed	(5,497,865)	(623,949)	(202,909)
Ending balance	65,780,019	81,743,081	103,197,330